Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000038715 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.66%)
C000038715 | California
Holdings [Line Items]
Percent of Net Asset Value	94.85%
C000038715 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000038715 | Guam
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000038715 | Virgin Islands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000038715 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000038715 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	101.65%
C000038715 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000038717 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.66%)
C000038717 | California
Holdings [Line Items]
Percent of Net Asset Value	94.85%
C000038717 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000038717 | Guam
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000038717 | Virgin Islands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000038717 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000038717 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	101.65%
C000038717 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000153061 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.66%)
C000153061 | California
Holdings [Line Items]
Percent of Net Asset Value	94.85%
C000153061 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000153061 | Guam
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000153061 | Virgin Islands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000153061 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000153061 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	101.65%
C000153061 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000038752 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000038752 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	23.96%
C000038752 | Government
Holdings [Line Items]
Percent of Net Asset Value	22.52%
C000038752 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.46%
C000038752 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000038752 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000038752 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038752 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000038752 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000038752 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000038752 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000038752 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000038752 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000038752 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000038752 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000038752 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	51.51%
C000038752 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	46.48%
C000038752 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000080382 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000080382 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	23.96%
C000080382 | Government
Holdings [Line Items]
Percent of Net Asset Value	22.52%
C000080382 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.46%
C000080382 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000080382 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000080382 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000080382 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000080382 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000080382 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000080382 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000080382 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000080382 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000080382 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000080382 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000080382 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	51.51%
C000080382 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	46.48%
C000080382 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000038755 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000038755 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	23.96%
C000038755 | Government
Holdings [Line Items]
Percent of Net Asset Value	22.52%
C000038755 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.46%
C000038755 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000038755 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000038755 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038755 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000038755 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000038755 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000038755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000038755 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000038755 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000038755 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000038755 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000038755 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	51.51%
C000038755 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	46.48%
C000038755 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000085769 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000085769 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	23.96%
C000085769 | Government
Holdings [Line Items]
Percent of Net Asset Value	22.52%
C000085769 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.46%
C000085769 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000085769 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000085769 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000085769 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000085769 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000085769 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000085769 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000085769 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000085769 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000085769 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000085769 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000085769 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	51.51%
C000085769 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	46.48%
C000085769 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000085771 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000085771 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	23.96%
C000085771 | Government
Holdings [Line Items]
Percent of Net Asset Value	22.52%
C000085771 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.46%
C000085771 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000085771 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000085771 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000085771 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000085771 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000085771 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000085771 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000085771 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000085771 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000085771 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000085771 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000085771 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	51.51%
C000085771 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	46.48%
C000085771 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000085772 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000085772 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	23.96%
C000085772 | Government
Holdings [Line Items]
Percent of Net Asset Value	22.52%
C000085772 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.46%
C000085772 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000085772 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000085772 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000085772 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000085772 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000085772 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000085772 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000085772 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000085772 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000085772 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000085772 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000085772 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	51.51%
C000085772 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	46.48%
C000085772 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000085768 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000085768 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	23.96%
C000085768 | Government
Holdings [Line Items]
Percent of Net Asset Value	22.52%
C000085768 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.46%
C000085768 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000085768 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000085768 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000085768 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000085768 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000085768 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000085768 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000085768 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000085768 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000085768 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000085768 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000085768 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	51.51%
C000085768 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	46.48%
C000085768 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000149261 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000149261 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	23.96%
C000149261 | Government
Holdings [Line Items]
Percent of Net Asset Value	22.52%
C000149261 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.46%
C000149261 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000149261 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000149261 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000149261 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000149261 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000149261 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000149261 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000149261 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000149261 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000149261 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000149261 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000149261 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	51.51%
C000149261 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	46.48%
C000149261 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000018963 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(10.82%)
C000018963 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	40.22%
C000018963 | Government
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018963 | Financial
Holdings [Line Items]
Percent of Net Asset Value	16.72%
C000018963 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000018963 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000018963 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000018963 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000018963 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.25%
C000018963 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000018963 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000018963 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000018963 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000018963 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000018963 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000018963 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	72.46%
C000018963 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	33.46%
C000018963 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018963 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000018963 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000018962 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(10.82%)
C000018962 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	40.22%
C000018962 | Government
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018962 | Financial
Holdings [Line Items]
Percent of Net Asset Value	16.72%
C000018962 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000018962 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000018962 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000018962 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000018962 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.25%
C000018962 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000018962 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000018962 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000018962 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000018962 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000018962 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000018962 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	72.46%
C000018962 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	33.46%
C000018962 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018962 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000018962 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000018961 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(10.82%)
C000018961 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	40.22%
C000018961 | Government
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018961 | Financial
Holdings [Line Items]
Percent of Net Asset Value	16.72%
C000018961 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000018961 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000018961 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000018961 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000018961 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.25%
C000018961 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000018961 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000018961 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000018961 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000018961 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000018961 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000018961 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	72.46%
C000018961 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	33.46%
C000018961 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018961 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000018961 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000018956 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(10.82%)
C000018956 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	40.22%
C000018956 | Government
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018956 | Financial
Holdings [Line Items]
Percent of Net Asset Value	16.72%
C000018956 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000018956 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000018956 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000018956 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000018956 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.25%
C000018956 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000018956 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000018956 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000018956 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000018956 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000018956 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000018956 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	72.46%
C000018956 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	33.46%
C000018956 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018956 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000018956 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000018958 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(10.82%)
C000018958 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	40.22%
C000018958 | Government
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018958 | Financial
Holdings [Line Items]
Percent of Net Asset Value	16.72%
C000018958 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000018958 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000018958 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000018958 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000018958 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.25%
C000018958 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000018958 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000018958 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000018958 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000018958 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000018958 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000018958 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	72.46%
C000018958 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	33.46%
C000018958 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018958 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000018958 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000018960 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(10.82%)
C000018960 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	40.22%
C000018960 | Government
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018960 | Financial
Holdings [Line Items]
Percent of Net Asset Value	16.72%
C000018960 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000018960 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000018960 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000018960 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000018960 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.25%
C000018960 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000018960 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000018960 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000018960 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000018960 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000018960 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000018960 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	72.46%
C000018960 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	33.46%
C000018960 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018960 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000018960 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000018959 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(10.82%)
C000018959 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	40.22%
C000018959 | Government
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018959 | Financial
Holdings [Line Items]
Percent of Net Asset Value	16.72%
C000018959 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000018959 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000018959 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000018959 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000018959 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.25%
C000018959 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000018959 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000018959 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000018959 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000018959 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000018959 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000018959 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	72.46%
C000018959 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	33.46%
C000018959 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018959 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000018959 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000071807 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.98%)
C000071807 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	9.83%
C000071807 | Government
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000071807 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.34%
C000071807 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000071807 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.79%
C000071807 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000071807 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000071807 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000071807 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.69%
C000071807 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000071807 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000071807 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000071807 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	7.55%
C000071807 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000071807 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000071807 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000071807 | Purchased Credit Default Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071807 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000071807 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	71.15%
C000071807 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	9.45%
C000071807 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000071807 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.07%
C000071807 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000071807 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000071807 | Purchased Credit Default Swaptions_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071808 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.98%)
C000071808 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	9.83%
C000071808 | Government
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000071808 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.34%
C000071808 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000071808 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.79%
C000071808 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000071808 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000071808 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000071808 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.69%
C000071808 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000071808 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000071808 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000071808 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	7.55%
C000071808 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000071808 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000071808 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000071808 | Purchased Credit Default Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071808 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000071808 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	71.15%
C000071808 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	9.45%
C000071808 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000071808 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.07%
C000071808 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000071808 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000071808 | Purchased Credit Default Swaptions_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071805 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.98%)
C000071805 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	9.83%
C000071805 | Government
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000071805 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.34%
C000071805 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000071805 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.79%
C000071805 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000071805 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000071805 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000071805 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.69%
C000071805 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000071805 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000071805 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000071805 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	7.55%
C000071805 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000071805 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000071805 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000071805 | Purchased Credit Default Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071805 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000071805 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	71.15%
C000071805 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	9.45%
C000071805 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000071805 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.07%
C000071805 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000071805 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000071805 | Purchased Credit Default Swaptions_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000190075 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.98%)
C000190075 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	9.83%
C000190075 | Government
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000190075 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.34%
C000190075 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000190075 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.79%
C000190075 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000190075 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000190075 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000190075 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.69%
C000190075 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000190075 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000190075 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000190075 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	7.55%
C000190075 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000190075 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000190075 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000190075 | Purchased Credit Default Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000190075 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000190075 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	71.15%
C000190075 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	9.45%
C000190075 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000190075 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.07%
C000190075 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000190075 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000190075 | Purchased Credit Default Swaptions_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019059 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019059 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000019059 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.15%
C000019059 | France
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000019059 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.31%
C000019059 | China
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000019059 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000019059 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000019059 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019059 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000019059 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000019059 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000019059 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000019059 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000019059 | India
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000019059 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000019059 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000019059 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000019059 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000019059 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000019059 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000019059 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019059 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000019059 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.41%
C000019058 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019058 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000019058 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.15%
C000019058 | France
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000019058 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.31%
C000019058 | China
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000019058 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000019058 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000019058 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019058 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000019058 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000019058 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000019058 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000019058 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000019058 | India
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000019058 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000019058 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000019058 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000019058 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000019058 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000019058 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000019058 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019058 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000019058 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.41%
C000019057 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019057 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000019057 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.15%
C000019057 | France
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000019057 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.31%
C000019057 | China
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000019057 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000019057 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000019057 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019057 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000019057 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000019057 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000019057 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000019057 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000019057 | India
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000019057 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000019057 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000019057 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000019057 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000019057 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000019057 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000019057 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019057 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000019057 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.41%
C000019052 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019052 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000019052 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.15%
C000019052 | France
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000019052 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.31%
C000019052 | China
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000019052 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000019052 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000019052 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019052 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000019052 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000019052 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000019052 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000019052 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000019052 | India
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000019052 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000019052 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000019052 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000019052 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000019052 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000019052 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000019052 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019052 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000019052 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.41%
C000019054 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019054 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000019054 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.15%
C000019054 | France
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000019054 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.31%
C000019054 | China
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000019054 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000019054 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000019054 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019054 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000019054 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000019054 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000019054 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000019054 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000019054 | India
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000019054 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000019054 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000019054 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000019054 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000019054 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000019054 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000019054 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019054 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000019054 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.41%
C000019056 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019056 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000019056 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.15%
C000019056 | France
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000019056 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.31%
C000019056 | China
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000019056 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000019056 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000019056 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019056 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000019056 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000019056 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000019056 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000019056 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000019056 | India
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000019056 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000019056 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000019056 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000019056 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000019056 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000019056 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000019056 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019056 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000019056 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.41%
C000019055 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019055 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000019055 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.15%
C000019055 | France
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000019055 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.31%
C000019055 | China
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000019055 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000019055 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000019055 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019055 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000019055 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000019055 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000019055 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000019055 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000019055 | India
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000019055 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000019055 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000019055 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000019055 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000019055 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000019055 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000019055 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019055 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000019055 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.41%
C000210673 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000210673 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000210673 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.15%
C000210673 | France
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000210673 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.31%
C000210673 | China
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000210673 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000210673 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000210673 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210673 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000210673 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000210673 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000210673 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000210673 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000210673 | India
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000210673 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000210673 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000210673 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000210673 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000210673 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000210673 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000210673 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210673 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000210673 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.41%
C000038744 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.23%)
C000038744 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.54%
C000038744 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000038744 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.39%
C000038744 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000038744 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000038744 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.17%
C000038744 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000038744 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000038744 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000038744 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038744 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000038744 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000038746 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.23%)
C000038746 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.54%
C000038746 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000038746 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.39%
C000038746 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000038746 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000038746 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.17%
C000038746 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000038746 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000038746 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000038746 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038746 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000038746 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000204702 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.23%)
C000204702 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.54%
C000204702 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000204702 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.39%
C000204702 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000204702 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000204702 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.17%
C000204702 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000204702 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000204702 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000204702 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000204702 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000204702 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000038747 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.23%)
C000038747 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.54%
C000038747 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000038747 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.39%
C000038747 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000038747 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000038747 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.17%
C000038747 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000038747 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000038747 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000038747 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038747 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000038747 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000085763 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.23%)
C000085763 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.54%
C000085763 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000085763 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.39%
C000085763 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000085763 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000085763 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.17%
C000085763 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000085763 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000085763 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000085763 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000085763 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000085763 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000085765 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.23%)
C000085765 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.54%
C000085765 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000085765 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.39%
C000085765 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000085765 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000085765 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.17%
C000085765 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000085765 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000085765 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000085765 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000085765 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000085765 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000085766 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.23%)
C000085766 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.54%
C000085766 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000085766 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.39%
C000085766 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000085766 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000085766 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.17%
C000085766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000085766 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000085766 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000085766 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000085766 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000085766 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000085767 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.23%)
C000085767 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.54%
C000085767 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000085767 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.39%
C000085767 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000085767 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000085767 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.17%
C000085767 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000085767 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000085767 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000085767 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000085767 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000085767 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000170736 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000170736 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000170736 | United States
Holdings [Line Items]
Percent of Net Asset Value	15.03%
C000170736 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000170736 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000170736 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	21.92%
C000170736 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.43%
C000170736 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000170736 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.96%
C000170736 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000170736 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000170736 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000170736 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000170736 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000170736 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000170736 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000170736 | Romania
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000170736 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170736 | Ukraine
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000170736 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000170736 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000170736 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000170736 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	13.92%
C000170736 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	83.67%
C000019146 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.19%)
C000019146 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000019146 | China
Holdings [Line Items]
Percent of Net Asset Value	21.85%
C000019146 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019146 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.08%
C000019146 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000019146 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	8.69%
C000019146 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000019146 | India
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000019146 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000019146 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000019146 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000019146 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000019146 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000019146 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000019146 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000019146 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000019146 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000019146 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000019146 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000019146 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000019146 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000019146 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019146 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.86%
C000019146 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000019145 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.19%)
C000019145 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000019145 | China
Holdings [Line Items]
Percent of Net Asset Value	21.85%
C000019145 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019145 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.08%
C000019145 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000019145 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	8.69%
C000019145 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000019145 | India
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000019145 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000019145 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000019145 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000019145 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000019145 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000019145 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000019145 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000019145 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000019145 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000019145 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000019145 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000019145 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000019145 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000019145 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019145 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.86%
C000019145 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000019144 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.19%)
C000019144 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000019144 | China
Holdings [Line Items]
Percent of Net Asset Value	21.85%
C000019144 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019144 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.08%
C000019144 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000019144 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	8.69%
C000019144 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000019144 | India
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000019144 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000019144 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000019144 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000019144 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000019144 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000019144 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000019144 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000019144 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000019144 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000019144 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000019144 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000019144 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000019144 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000019144 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019144 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.86%
C000019144 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000019143 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.19%)
C000019143 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000019143 | China
Holdings [Line Items]
Percent of Net Asset Value	21.85%
C000019143 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019143 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.08%
C000019143 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000019143 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	8.69%
C000019143 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000019143 | India
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000019143 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000019143 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000019143 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000019143 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000019143 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000019143 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000019143 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000019143 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000019143 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000019143 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000019143 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000019143 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000019143 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000019143 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019143 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.86%
C000019143 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000019140 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.19%)
C000019140 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000019140 | China
Holdings [Line Items]
Percent of Net Asset Value	21.85%
C000019140 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019140 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.08%
C000019140 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000019140 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	8.69%
C000019140 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000019140 | India
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000019140 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000019140 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000019140 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000019140 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000019140 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000019140 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000019140 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000019140 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000019140 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000019140 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000019140 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000019140 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000019140 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000019140 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019140 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.86%
C000019140 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000019141 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.19%)
C000019141 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000019141 | China
Holdings [Line Items]
Percent of Net Asset Value	21.85%
C000019141 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019141 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.08%
C000019141 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000019141 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	8.69%
C000019141 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000019141 | India
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000019141 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000019141 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000019141 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000019141 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000019141 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000019141 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000019141 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000019141 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000019141 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000019141 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000019141 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000019141 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000019141 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000019141 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019141 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.86%
C000019141 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000019142 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.19%)
C000019142 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000019142 | China
Holdings [Line Items]
Percent of Net Asset Value	21.85%
C000019142 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019142 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.08%
C000019142 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000019142 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	8.69%
C000019142 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000019142 | India
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000019142 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000019142 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000019142 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000019142 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000019142 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000019142 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000019142 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000019142 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000019142 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000019142 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000019142 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000019142 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000019142 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000019142 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019142 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.86%
C000019142 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000175481 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.19%)
C000175481 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000175481 | China
Holdings [Line Items]
Percent of Net Asset Value	21.85%
C000175481 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000175481 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.08%
C000175481 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000175481 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	8.69%
C000175481 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000175481 | India
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000175481 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000175481 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000175481 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000175481 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000175481 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000175481 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000175481 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000175481 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000175481 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000175481 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000175481 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000175481 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000175481 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000175481 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000175481 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.86%
C000175481 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000052887 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000052887 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000052887 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.74%
C000052887 | France
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000052887 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000052887 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.36%
C000052887 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000052887 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000052887 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000052887 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000052887 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000052887 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000052887 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000052887 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000052887 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.54%
C000052889 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000052889 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000052889 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.74%
C000052889 | France
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000052889 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000052889 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.36%
C000052889 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000052889 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000052889 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000052889 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000052889 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000052889 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000052889 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000052889 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000052889 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.54%
C000167005 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000167005 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167005 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.74%
C000167005 | France
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000167005 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000167005 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.36%
C000167005 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000167005 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000167005 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000167005 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000167005 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000167005 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000167005 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000167005 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000167005 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.54%
C000167006 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000167006 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167006 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.74%
C000167006 | France
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000167006 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000167006 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.36%
C000167006 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000167006 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000167006 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000167006 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000167006 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000167006 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000167006 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000167006 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000167006 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.54%
C000167007 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000167007 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167007 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.74%
C000167007 | France
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000167007 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000167007 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.36%
C000167007 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000167007 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000167007 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000167007 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000167007 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000167007 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000167007 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000167007 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000167007 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.54%
C000149262 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000149262 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000149262 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.74%
C000149262 | France
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000149262 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000149262 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.36%
C000149262 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000149262 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000149262 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000149262 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000149262 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000149262 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000149262 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000149262 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000149262 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.54%
C000038760 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(23.14%)
C000038760 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	99.13%
C000038760 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000038760 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.14%
C000038760 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000038760 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000038760 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	31.72%
C000038760 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	90.93%
C000113845 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(23.14%)
C000113845 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	99.13%
C000113845 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000113845 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.14%
C000113845 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000113845 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000113845 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	31.72%
C000113845 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	90.93%
C000038763 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(23.14%)
C000038763 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	99.13%
C000038763 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000038763 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.14%
C000038763 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000038763 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000038763 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	31.72%
C000038763 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	90.93%
C000113840 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(23.14%)
C000113840 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	99.13%
C000113840 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000113840 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.14%
C000113840 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000113840 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000113840 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	31.72%
C000113840 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	90.93%
C000113842 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(23.14%)
C000113842 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	99.13%
C000113842 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000113842 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.14%
C000113842 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000113842 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000113842 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	31.72%
C000113842 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	90.93%
C000113843 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(23.14%)
C000113843 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	99.13%
C000113843 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000113843 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.14%
C000113843 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000113843 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000113843 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	31.72%
C000113843 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	90.93%
C000113844 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(23.14%)
C000113844 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	99.13%
C000113844 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000113844 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.14%
C000113844 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000113844 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000113844 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	31.72%
C000113844 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	90.93%
C000196721 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.42%)
C000196721 | Government
Holdings [Line Items]
Percent of Net Asset Value	55.46%
C000196721 | Financial
Holdings [Line Items]
Percent of Net Asset Value	39.28%
C000196721 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000196721 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000196721 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	48.83%
C000196721 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000196721 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	39.28%
C000239771 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.42%)
C000239771 | Government
Holdings [Line Items]
Percent of Net Asset Value	55.46%
C000239771 | Financial
Holdings [Line Items]
Percent of Net Asset Value	39.28%
C000239771 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000239771 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000239771 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	48.83%
C000239771 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000239771 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	39.28%
C000019079 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000019079 | Government
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000019079 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.58%
C000019079 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000019079 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000019079 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.24%
C000019079 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000019079 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.71%
C000019079 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.11%
C000019079 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000019079 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000019079 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000019079 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000019079 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000019079 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	78.02%
C000019079 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000019079 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000019079 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000019079 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038748 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.99%)
C000038748 | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.53%
C000038748 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000038748 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.09%
C000038748 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.23%
C000038748 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000038748 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.55%
C000038748 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.93%
C000038748 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000038748 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000038748 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	8.04%
C000038748 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000038748 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000038748 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	91.13%
C000038748 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000038748 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000038748 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038750 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.99%)
C000038750 | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.53%
C000038750 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000038750 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.09%
C000038750 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.23%
C000038750 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000038750 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.55%
C000038750 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.93%
C000038750 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000038750 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000038750 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	8.04%
C000038750 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000038750 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000038750 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	91.13%
C000038750 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000038750 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000038750 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038751 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.99%)
C000038751 | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.53%
C000038751 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000038751 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.09%
C000038751 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.23%
C000038751 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000038751 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.55%
C000038751 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.93%
C000038751 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000038751 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000038751 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	8.04%
C000038751 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000038751 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000038751 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	91.13%
C000038751 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000038751 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000038751 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000175488 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.99%)
C000175488 | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.53%
C000175488 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000175488 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.09%
C000175488 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.23%
C000175488 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000175488 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.55%
C000175488 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.93%
C000175488 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000175488 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000175488 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	8.04%
C000175488 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000175488 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000175488 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	91.13%
C000175488 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000175488 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000175488 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019085 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.68%)
C000019085 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000019085 | Government
Holdings [Line Items]
Percent of Net Asset Value	96.74%
C000019085 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000019085 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000019085 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019085 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000019085 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000019085 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.91%
C000019085 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019086 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.68%)
C000019086 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000019086 | Government
Holdings [Line Items]
Percent of Net Asset Value	96.74%
C000019086 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000019086 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000019086 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019086 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000019086 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000019086 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.91%
C000019086 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019084 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.68%)
C000019084 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000019084 | Government
Holdings [Line Items]
Percent of Net Asset Value	96.74%
C000019084 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000019084 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000019084 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019084 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000019084 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000019084 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.91%
C000019084 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019081 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.68%)
C000019081 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000019081 | Government
Holdings [Line Items]
Percent of Net Asset Value	96.74%
C000019081 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000019081 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000019081 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019081 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000019081 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000019081 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.91%
C000019081 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019083 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.68%)
C000019083 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000019083 | Government
Holdings [Line Items]
Percent of Net Asset Value	96.74%
C000019083 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000019083 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000019083 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019083 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000019083 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000019083 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.91%
C000019083 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019082 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.68%)
C000019082 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000019082 | Government
Holdings [Line Items]
Percent of Net Asset Value	96.74%
C000019082 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000019082 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000019082 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019082 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000019082 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000019082 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.91%
C000019082 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019376 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000019376 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.73%
C000019376 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.91%
C000019376 | France
Holdings [Line Items]
Percent of Net Asset Value	9.44%
C000019376 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.03%
C000019376 | China
Holdings [Line Items]
Percent of Net Asset Value	9.24%
C000019376 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000019376 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.63%
C000019376 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019376 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000019376 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000019376 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000019376 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000019376 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019376 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000019376 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000019376 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019376 | Austria
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000019376 | Russian Federation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019376 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000019376 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.46%
C000019375 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000019375 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.73%
C000019375 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.91%
C000019375 | France
Holdings [Line Items]
Percent of Net Asset Value	9.44%
C000019375 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.03%
C000019375 | China
Holdings [Line Items]
Percent of Net Asset Value	9.24%
C000019375 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000019375 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.63%
C000019375 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019375 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000019375 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000019375 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000019375 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000019375 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019375 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000019375 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000019375 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019375 | Austria
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000019375 | Russian Federation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019375 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000019375 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.46%
C000019372 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000019372 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.73%
C000019372 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.91%
C000019372 | France
Holdings [Line Items]
Percent of Net Asset Value	9.44%
C000019372 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.03%
C000019372 | China
Holdings [Line Items]
Percent of Net Asset Value	9.24%
C000019372 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000019372 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.63%
C000019372 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019372 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000019372 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000019372 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000019372 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000019372 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019372 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000019372 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000019372 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019372 | Austria
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000019372 | Russian Federation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019372 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000019372 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.46%
C000019374 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000019374 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.73%
C000019374 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.91%
C000019374 | France
Holdings [Line Items]
Percent of Net Asset Value	9.44%
C000019374 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.03%
C000019374 | China
Holdings [Line Items]
Percent of Net Asset Value	9.24%
C000019374 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000019374 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.63%
C000019374 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019374 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000019374 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000019374 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000019374 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000019374 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019374 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000019374 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000019374 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019374 | Austria
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000019374 | Russian Federation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019374 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000019374 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.46%
C000019373 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000019373 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.73%
C000019373 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.91%
C000019373 | France
Holdings [Line Items]
Percent of Net Asset Value	9.44%
C000019373 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.03%
C000019373 | China
Holdings [Line Items]
Percent of Net Asset Value	9.24%
C000019373 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000019373 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.63%
C000019373 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019373 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000019373 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000019373 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000019373 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000019373 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019373 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000019373 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000019373 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019373 | Austria
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000019373 | Russian Federation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019373 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000019373 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.46%
C000175484 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000175484 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.73%
C000175484 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.91%
C000175484 | France
Holdings [Line Items]
Percent of Net Asset Value	9.44%
C000175484 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.03%
C000175484 | China
Holdings [Line Items]
Percent of Net Asset Value	9.24%
C000175484 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000175484 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.63%
C000175484 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000175484 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000175484 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000175484 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000175484 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000175484 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175484 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000175484 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000175484 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175484 | Austria
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000175484 | Russian Federation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000175484 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000175484 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.46%
C000019333 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
C000019333 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000019333 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000019333 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.63%
C000019333 | Communications
Holdings [Line Items]
Percent of Net Asset Value	20.07%
C000019333 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000019333 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000019333 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000019333 | Technology
Holdings [Line Items]
Percent of Net Asset Value	41.92%
C000019333 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000019333 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000019333 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000019333 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000019333 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.27%
C000019333 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000019332 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
C000019332 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000019332 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000019332 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.63%
C000019332 | Communications
Holdings [Line Items]
Percent of Net Asset Value	20.07%
C000019332 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000019332 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000019332 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000019332 | Technology
Holdings [Line Items]
Percent of Net Asset Value	41.92%
C000019332 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000019332 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000019332 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000019332 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000019332 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.27%
C000019332 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000019331 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
C000019331 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000019331 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000019331 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.63%
C000019331 | Communications
Holdings [Line Items]
Percent of Net Asset Value	20.07%
C000019331 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000019331 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000019331 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000019331 | Technology
Holdings [Line Items]
Percent of Net Asset Value	41.92%
C000019331 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000019331 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000019331 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000019331 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000019331 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.27%
C000019331 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000019326 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
C000019326 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000019326 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000019326 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.63%
C000019326 | Communications
Holdings [Line Items]
Percent of Net Asset Value	20.07%
C000019326 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000019326 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000019326 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000019326 | Technology
Holdings [Line Items]
Percent of Net Asset Value	41.92%
C000019326 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000019326 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000019326 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000019326 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000019326 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.27%
C000019326 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000019328 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
C000019328 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000019328 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000019328 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.63%
C000019328 | Communications
Holdings [Line Items]
Percent of Net Asset Value	20.07%
C000019328 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000019328 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000019328 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000019328 | Technology
Holdings [Line Items]
Percent of Net Asset Value	41.92%
C000019328 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000019328 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000019328 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000019328 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000019328 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.27%
C000019328 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000019330 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
C000019330 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000019330 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000019330 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.63%
C000019330 | Communications
Holdings [Line Items]
Percent of Net Asset Value	20.07%
C000019330 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000019330 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000019330 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000019330 | Technology
Holdings [Line Items]
Percent of Net Asset Value	41.92%
C000019330 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000019330 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000019330 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000019330 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000019330 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.27%
C000019330 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000019329 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
C000019329 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000019329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000019329 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.63%
C000019329 | Communications
Holdings [Line Items]
Percent of Net Asset Value	20.07%
C000019329 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000019329 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000019329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000019329 | Technology
Holdings [Line Items]
Percent of Net Asset Value	41.92%
C000019329 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000019329 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000019329 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000019329 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000019329 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.27%
C000019329 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000149257 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
C000149257 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000149257 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000149257 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.63%
C000149257 | Communications
Holdings [Line Items]
Percent of Net Asset Value	20.07%
C000149257 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000149257 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000149257 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000149257 | Technology
Holdings [Line Items]
Percent of Net Asset Value	41.92%
C000149257 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000149257 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000149257 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000149257 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000149257 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.27%
C000149257 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000019174 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000019174 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.88%
C000019174 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000019174 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.12%
C000019174 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.25%
C000019174 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.95%
C000019174 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000019174 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000019174 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.53%
C000019174 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000019174 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000019174 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000019174 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000019174 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.25%
C000019173 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000019173 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.88%
C000019173 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000019173 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.12%
C000019173 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.25%
C000019173 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.95%
C000019173 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000019173 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000019173 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.53%
C000019173 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000019173 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000019173 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000019173 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000019173 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.25%
C000019172 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000019172 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.88%
C000019172 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000019172 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.12%
C000019172 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.25%
C000019172 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.95%
C000019172 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000019172 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000019172 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.53%
C000019172 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000019172 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000019172 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000019172 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000019172 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.25%
C000019167 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000019167 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.88%
C000019167 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000019167 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.12%
C000019167 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.25%
C000019167 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.95%
C000019167 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000019167 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000019167 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.53%
C000019167 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000019167 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000019167 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000019167 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000019167 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.25%
C000019169 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000019169 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.88%
C000019169 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000019169 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.12%
C000019169 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.25%
C000019169 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.95%
C000019169 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000019169 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000019169 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.53%
C000019169 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000019169 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000019169 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000019169 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000019169 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.25%
C000019171 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000019171 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.88%
C000019171 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000019171 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.12%
C000019171 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.25%
C000019171 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.95%
C000019171 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000019171 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000019171 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.53%
C000019171 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000019171 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000019171 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000019171 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000019171 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.25%
C000019170 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000019170 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.88%
C000019170 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000019170 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.12%
C000019170 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.25%
C000019170 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.95%
C000019170 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000019170 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000019170 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.53%
C000019170 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000019170 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000019170 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000019170 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000019170 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.25%
C000019464 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000019464 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.96%
C000019464 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000019464 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.76%
C000019464 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000019464 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000019464 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.43%
C000019464 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000019464 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.34%
C000019464 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000019464 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000019464 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000019464 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.12%
C000019464 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.67%
C000019463 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000019463 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.96%
C000019463 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000019463 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.76%
C000019463 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000019463 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000019463 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.43%
C000019463 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000019463 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.34%
C000019463 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000019463 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000019463 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000019463 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.12%
C000019463 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.67%
C000019458 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000019458 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.96%
C000019458 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000019458 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.76%
C000019458 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000019458 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000019458 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.43%
C000019458 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000019458 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.34%
C000019458 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000019458 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000019458 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000019458 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.12%
C000019458 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.67%
C000019460 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000019460 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.96%
C000019460 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000019460 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.76%
C000019460 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000019460 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000019460 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.43%
C000019460 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000019460 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.34%
C000019460 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000019460 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000019460 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000019460 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.12%
C000019460 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.67%
C000019462 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000019462 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.96%
C000019462 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000019462 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.76%
C000019462 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000019462 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000019462 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.43%
C000019462 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000019462 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.34%
C000019462 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000019462 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000019462 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000019462 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.12%
C000019462 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.67%
C000019461 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000019461 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.96%
C000019461 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000019461 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.76%
C000019461 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000019461 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000019461 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.43%
C000019461 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000019461 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.34%
C000019461 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000019461 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000019461 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000019461 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.12%
C000019461 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.67%
C000038737 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038737 | Financial
Holdings [Line Items]
Percent of Net Asset Value	16.79%
C000038737 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000038737 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000038737 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.36%
C000038737 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.92%
C000038737 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000038737 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000038737 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.28%
C000038737 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000038737 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000038737 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000038737 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.52%
C000038740 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038740 | Financial
Holdings [Line Items]
Percent of Net Asset Value	16.79%
C000038740 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000038740 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000038740 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.36%
C000038740 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.92%
C000038740 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000038740 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000038740 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.28%
C000038740 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000038740 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000038740 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000038740 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.52%
C000085758 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000085758 | Financial
Holdings [Line Items]
Percent of Net Asset Value	16.79%
C000085758 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000085758 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000085758 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.36%
C000085758 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.92%
C000085758 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000085758 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000085758 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.28%
C000085758 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000085758 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000085758 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000085758 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.52%
C000085760 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000085760 | Financial
Holdings [Line Items]
Percent of Net Asset Value	16.79%
C000085760 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000085760 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000085760 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.36%
C000085760 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.92%
C000085760 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000085760 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000085760 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.28%
C000085760 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000085760 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000085760 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000085760 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.52%
C000085761 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000085761 | Financial
Holdings [Line Items]
Percent of Net Asset Value	16.79%
C000085761 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000085761 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000085761 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.36%
C000085761 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.92%
C000085761 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000085761 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000085761 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.28%
C000085761 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000085761 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000085761 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000085761 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.52%
C000085762 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000085762 | Financial
Holdings [Line Items]
Percent of Net Asset Value	16.79%
C000085762 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000085762 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000085762 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.36%
C000085762 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.92%
C000085762 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.86%
C000085762 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000085762 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.28%
C000085762 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000085762 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000085762 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000085762 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.52%
C000063423 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000063423 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.19%
C000063423 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.76%
C000063423 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.66%
C000063423 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000063423 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000063425 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000063425 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.19%
C000063425 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.76%
C000063425 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.66%
C000063425 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000063425 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000063424 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000063424 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.19%
C000063424 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.76%
C000063424 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.66%
C000063424 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000063424 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000063427 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000063427 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.19%
C000063427 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.76%
C000063427 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.66%
C000063427 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000063427 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000063426 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000063426 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.19%
C000063426 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.76%
C000063426 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.66%
C000063426 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000063426 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000019747 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019747 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.96%
C000019747 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.94%
C000019747 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000019747 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000019747 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019746 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019746 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.96%
C000019746 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.94%
C000019746 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000019746 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000019746 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019745 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019745 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.96%
C000019745 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.94%
C000019745 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000019745 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000019745 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019740 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019740 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.96%
C000019740 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.94%
C000019740 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000019740 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000019740 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019742 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019742 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.96%
C000019742 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.94%
C000019742 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000019742 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000019742 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019744 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019744 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.96%
C000019744 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.94%
C000019744 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000019744 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000019744 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019743 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019743 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.96%
C000019743 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.94%
C000019743 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000019743 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000019743 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063429 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063429 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000063429 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.63%
C000063429 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.67%
C000063429 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000063429 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063432 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063432 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000063432 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.63%
C000063432 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.67%
C000063432 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000063432 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063431 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063431 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000063431 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.63%
C000063431 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.67%
C000063431 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000063431 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063428 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063428 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000063428 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.63%
C000063428 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.67%
C000063428 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000063428 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063433 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063433 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000063433 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.63%
C000063433 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.67%
C000063433 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000063433 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019756 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019756 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.93%
C000019756 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.26%
C000019756 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.33%
C000019756 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000019756 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019755 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019755 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.93%
C000019755 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.26%
C000019755 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.33%
C000019755 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000019755 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019754 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019754 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.93%
C000019754 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.26%
C000019754 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.33%
C000019754 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000019754 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019749 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019749 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.93%
C000019749 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.26%
C000019749 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.33%
C000019749 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000019749 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019751 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019751 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.93%
C000019751 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.26%
C000019751 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.33%
C000019751 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000019751 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019753 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019753 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.93%
C000019753 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.26%
C000019753 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.33%
C000019753 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000019753 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019752 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019752 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.93%
C000019752 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.26%
C000019752 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.33%
C000019752 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000019752 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063439 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063439 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.57%
C000063439 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.69%
C000063439 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.75%
C000063439 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063436 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063436 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.57%
C000063436 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.69%
C000063436 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.75%
C000063436 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063435 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063435 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.57%
C000063435 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.69%
C000063435 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.75%
C000063435 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063438 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063438 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.57%
C000063438 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.69%
C000063438 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.75%
C000063438 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063437 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063437 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.57%
C000063437 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.69%
C000063437 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.75%
C000063437 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019765 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019765 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.33%
C000019765 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	57.41%
C000019765 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.27%
C000019765 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019764 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019764 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.33%
C000019764 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	57.41%
C000019764 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.27%
C000019764 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019763 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019763 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.33%
C000019763 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	57.41%
C000019763 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.27%
C000019763 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019758 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019758 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.33%
C000019758 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	57.41%
C000019758 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.27%
C000019758 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019760 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019760 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.33%
C000019760 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	57.41%
C000019760 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.27%
C000019760 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019762 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019762 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.33%
C000019762 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	57.41%
C000019762 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.27%
C000019762 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019761 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019761 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.33%
C000019761 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	57.41%
C000019761 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.27%
C000019761 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063445 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063445 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	11.73%
C000063445 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.56%
C000063445 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.72%
C000063445 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063442 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063442 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	11.73%
C000063442 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.56%
C000063442 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.72%
C000063442 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063441 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063441 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	11.73%
C000063441 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.56%
C000063441 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.72%
C000063441 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063444 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063444 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	11.73%
C000063444 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.56%
C000063444 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.72%
C000063444 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063443 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063443 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	11.73%
C000063443 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.56%
C000063443 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.72%
C000063443 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019775 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019775 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000019775 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.71%
C000019775 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.84%
C000019775 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019774 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019774 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000019774 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.71%
C000019774 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.84%
C000019774 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019773 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019773 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000019773 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.71%
C000019773 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.84%
C000019773 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019767 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019767 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000019767 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.71%
C000019767 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.84%
C000019767 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019770 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019770 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000019770 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.71%
C000019770 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.84%
C000019770 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019772 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019772 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000019772 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.71%
C000019772 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.84%
C000019772 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019771 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019771 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000019771 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.71%
C000019771 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.84%
C000019771 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063451 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063451 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000063451 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.25%
C000063451 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.07%
C000063451 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063448 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063448 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000063448 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.25%
C000063448 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.07%
C000063448 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063447 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063447 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000063447 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.25%
C000063447 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.07%
C000063447 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063450 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063450 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000063450 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.25%
C000063450 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.07%
C000063450 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063449 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063449 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000063449 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.25%
C000063449 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.07%
C000063449 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000123721 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000123721 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123721 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.23%
C000123721 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.08%
C000123721 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000123727 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000123727 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123727 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.23%
C000123727 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.08%
C000123727 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000123722 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000123722 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123722 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.23%
C000123722 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.08%
C000123722 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000123724 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000123724 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123724 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.23%
C000123724 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.08%
C000123724 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000123725 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000123725 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123725 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.23%
C000123725 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.08%
C000123725 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000123726 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000123726 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123726 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.23%
C000123726 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.08%
C000123726 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000193001 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000193001 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000193001 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000193001 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.08%
C000193001 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000193002 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000193002 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000193002 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000193002 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.08%
C000193002 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000193004 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000193004 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000193004 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000193004 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.08%
C000193004 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000193005 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000193005 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000193005 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000193005 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.08%
C000193005 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000193006 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000193006 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000193006 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000193006 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.08%
C000193006 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000241180 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000241180 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000241180 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.09%
C000241180 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.14%
C000241180 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000241176 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000241176 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000241176 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.09%
C000241176 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.14%
C000241176 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000241175 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000241175 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000241175 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.09%
C000241175 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.14%
C000241175 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000241179 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000241179 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000241179 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.09%
C000241179 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.14%
C000241179 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000241177 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000241177 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000241177 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.09%
C000241177 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.14%
C000241177 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000241178 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000241178 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000241178 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.09%
C000241178 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.14%
C000241178 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%